Description of Business (Details) - $ / shares	Dec. 31, 2021	May 04, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
HydraFacial
Business Acquisition [Line Items]
Reverse recapitalization, ownership percentage		100.00%
Hydrate Merger Sub I, Inc.
Business Acquisition [Line Items]
Reverse recapitalization, ownership percentage		100.00%
Hydrate Merger Sub II, LLC
Business Acquisition [Line Items]
Reverse recapitalization, ownership percentage		100.00%